Business Segments (Tables)	6 Months Ended
Jun. 30, 2011
Business Segments (Tables) [Abstract]
Reportable Segment Information
		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Three Months Ended June 30, 2011
Revenues from:
External Customers	$3,360	$162	$79	$8	$-	$3,609
Other Operating Segments	29	4	-	2	(35)	-
Total Revenues	$3,389	$166	$79	$10	$(35)	$3,609

Net Income (Loss)	$356	$(1)	$11	$(13)	$-	$353

		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Three Months Ended June 30, 2010
Revenues from:
External Customers	$3,186	$127	$42	$5	$-	$3,360
Other Operating Segments	25	5	-	(1)	(29)	-
Total Revenues	$3,211	$132	$42	$4	$(29)	$3,360

Net Income (Loss)	$132	$(1)	$7	$(1)	$-	$137

		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Six Months Ended June 30, 2011
Revenues from:
External Customers	$6,857	$329	$141	$12	$-	$7,339
Other Operating Segments	56	9	1	3	(69)	-
Total Revenues	$6,913	$338	$142	$15	$(69)	$7,339

Net Income (Loss)	$734	$6	$12	$(44)	$-	$708

		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Six Months Ended June 30, 2010
Revenues from:
External Customers	$6,592	$248	$89	$-	$-	$6,929
Other Operating Segments	45	10	-	7	(62)	-
Total Revenues	$6,637	$258	$89	$7	$(62)	$6,929

Net Income (Loss)	$476	$2	$17	$(12)	$-	$483

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
June 30, 2011
Total Property, Plant and Equipment	$53,735	$590	$591	$11	$(258)		$54,669
Accumulated Depreciation and Amortization	18,315	124	209	9	(52)		18,605
Total Property, Plant and Equipment - Net	$35,420	$466	$382	$2	$(206)		$36,064

Total Assets	$48,858	$647	$864	$15,974	$(15,591)	(c)	$50,752

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2010
Total Property, Plant and Equipment	$52,822	$574	$584	$11	$(251)		$53,740
Accumulated Depreciation and Amortization	17,795	110	198	9	(46)		18,066
Total Property, Plant and Equipment - Net	$35,027	$464	$386	$2	$(205)		$35,674

Total Assets	$48,780	$621	$881	$15,942	$(15,769)	(c)	$50,455

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts are financial derivatives which settle and expire in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility which ends in the fourth quarter of 2011.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.